Net investment income (Table)	12 Months Ended
Dec. 31, 2022
Gains (losses) on financial instruments [abstract]
Net investment income

	2022	2021	2020
	£m	£m	£m
Net (losses)/gains from financial instruments mandatorily at fair value	(51)	73	(50)
Net (losses)/gains from disposal of debt instruments at fair value through other comprehensive income	(111)	305	295
Net (losses)/gains from disposal of financial assets and liabilities measured at amortised cost	(18)	114	(61)
Dividend income	31	20	37
Net losses on other investments[a]	(285)	(201)	(208)
Net investment (expense)/income	(434)	311	13
Note
a Included within the 2022 balance are losses of £74m on sale arising from disposal of Barclays’ equity stake in Absa Group Limited (Absa) in April 2022 and September 2022.